Cash and Cash Equivalents (Details) - Schedule of Cash and Cash Equivalents ₨ in Millions, $ in Millions		Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents		₨ 18,796	$ 247.7	₨ 11,107
Bank Deposits [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents		8,314	109.5	1,171
Term Deposits [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	[1]	₨ 10,482	$ 138.2	₨ 9,936

[1]	Includes unrestricted term deposit having maturity more than one year.